Revenues - Summary of Cumulative Adjustment Made to Consolidated Cash Flow Statement due to Changes in Accounting for Incremental Costs of Obtaining Contracts with Customers (Detail) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows used in operating activities
Net loss	$ (46,897)	$ (14,422)	$ (251,038)	$ (9,145)	$ (19,535)	$ (66,145)
(Loss)/gain from discontinued operations, net of tax	0	(511)	(1,022)	28,449	28,185	(6,160)
Loss from continuing operations	$ (46,897)	$ (13,911)	(250,016)	(37,594)	(47,720)	(59,985)
Changes in operating assets and liabilities:
Contract assets			1,487	(1,898)	(3,796)	(658)
Contract liabilities - current and long-term			(1,960)	7,932	9,019	6,573
Cash flows used in operating activities - continuing operations			(38,742)	(12,510)	(15,300)	(33,118)
Cash flows (used in) operating activities - discontinued operations			0	(14,894)	(16,374)	6,808
Net cash used in operating activities			$ (38,742)	$ (27,404)	(31,674)	$ (26,310)
ASC 605 [Member]
Cash flows used in operating activities
Net loss					(19,774)
(Loss)/gain from discontinued operations, net of tax					28,185
Loss from continuing operations					(47,959)
Changes in operating assets and liabilities:
Contract assets					(3,515)
Contract liabilities - current and long-term					8,512
Cash flows used in operating activities - continuing operations					(15,300)
Cash flows (used in) operating activities - discontinued operations					(16,374)
Net cash used in operating activities					$ (31,674)